ACCOUNTS RECEIVABLE, NET - Accounts receivable, net of provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 29,375,358	$ 39,500,254
Less: Provision for doubtful accounts	(25,711,852)	(13,417,481)
Accounts receivable, net	3,663,506	26,082,773
Provision for credit loss of accounts receivables	$ 22,911,671	$ (702,156)	$ 19,276,587